SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common stock subject to possible redemption reflected on the balance sheet (Details) - USD ($)		3 Months Ended			12 Months Ended
	Jan. 14, 2022	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Gross proceeds	$ 116,150,000
Plus:
Accretion of carrying value to redemption value		$ 95,533	$ 170,661	$ 5,712,733	$ 6,862,708
Common Stock Subject To Possible Redemption [Member]
Gross proceeds					115,000,000
Less:
Proceeds allocated to Public Warrants					(3,565,000)
Issuance costs allocated to Public Shares					(997,733)
Plus:
Accretion of carrying value to redemption value					6,862,708
Common stock subject to possible redemption		$ 8,129,583	$ 8,034,050		$ 117,299,975